Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 71.5%
Debt Funds - 16.1%
MFS Total Return Bond Series, Class I	1,192,298	$15,678,718
Total Debt Funds		15,678,718
Equity Funds - 55.4%
American Century VP MID Capital Value, Class I	295,640	4,410,942
American Century VP Value Fund, Class I	959,174	7,663,801
Invesco VI International Growth Fund, Class I	118,608	3,609,252
MFS Growth Series	236,164	12,327,776
MFS VIT II - International Intrinsic Value Portfolio, Class I	382,785	9,875,841
MFS VIT II Blended Research Core Equity Portfolio, Class I	83,076	3,517,439
MFS VIT MID Capital Growth Series	324,827	2,709,056
Putnam VT Equity Income	553,646	10,026,537
Total Equity Funds		54,140,644
Total Variable Insurance Trusts (Cost - $69,156,187)		69,819,362
Exchange Traded Funds - 16.4%
Debt Funds - 5.3%
iShares Core Total USD Bond Market ETF	48,910	2,567,775
iShares Short-Term Corporate Bond ETF	49,291	2,580,877
Total Debt Funds		5,148,652
Equity Funds - 11.1%
iShares Core MSCI Emerging Markets ETF	43,799	1,772,546
iShares MSCI EAFE Value ETF	77,303	2,758,944
iShares Russell 1000 Growth ETF	11,563	1,741,966
iShares Russell 2000 ETF	40,274	4,609,762
Total Equity Funds		10,883,218
Total Exchange Traded Funds (Cost - $16,807,648)		16,031,870
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
Dreyfus Government Cash Management, 0.29%(a)	4,324,282	4,324,282
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a)	198,404	198,404
Total Short-Term Investments (Cost - $4,522,686)		4,522,686
Total Investments - 92.5% (Cost - $90,486,521)		$90,373,918
Other Assets Less Liabilities - Net 7.5%		7,325,749
Total Net Assets - 100.0%		$97,699,667

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	90	6/19/2020	$5,164,200	$(254,000)
MSCI EAFE Future	Goldman Sachs & Co.	142	6/19/2020	11,071,030	(842,550)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	58	6/19/2020	2,444,410	(15,160)
S&P 500 E-Mini Future	Goldman Sachs & Co.	195	6/19/2020	25,054,575	656,225
S&P MID 400 Future	Goldman Sachs & Co.	36	6/19/2020	5,176,080	(276,895)
Total Net Unrealized Depreciation on Futures contracts					$(732,380)